Distribution Date:	08/12/26	COMM 2015-LC19 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-LC19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			Valerie Nichols	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Additional Information	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Cash Flows	8		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Bond / Collateral Reconciliation - Balances	9		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Controlling Class	400 Capital Management LLC
Specially Serviced Loan Detail - Part 1	21	Representative
Specially Serviced Loan Detail - Part 2	22		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	200474AX2	1.399000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	200474AY0	2.793000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	200474AZ7	3.040000%	81,648,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	200474BB9	2.922000%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	200474BC7	3.183000%	518,619,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	200474BE3	3.527000%	74,712,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.75%
B	200474BF0	3.829000%	107,287,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.21%
C	200474BH6	4.569235%	65,762,000.00	30,427,966.07	506,768.14	115,860.43	0.00	0.00	622,628.57	29,921,197.93	83.97%	12.59%
D	200474AE4	2.867000%	70,656,000.00	70,656,000.00	0.00	168,808.96	0.00	0.00	168,808.96	70,656,000.00	46.12%	7.63%
E	200474AG9	4.569235%	33,799,000.00	33,799,000.00	0.00	128,696.30	0.00	0.00	128,696.30	33,799,000.00	28.02%	5.25%
F	200474AJ3	4.569235%	14,231,000.00	14,231,000.00	0.00	54,187.32	0.00	0.00	54,187.32	14,231,000.00	20.39%	4.25%
G	200474AL8	4.569235%	14,544,000.00	14,544,000.00	0.00	55,379.12	0.00	0.00	55,379.12	14,544,000.00	12.60%	3.23%
H*	200474AN4	4.569235%	45,937,880.00	23,529,635.02	0.00	26,068.74	0.00	0.00	26,068.74	23,529,635.02	0.00%	0.00%
V	200474AQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	200474AS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	200474AU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,423,095,883.00	187,187,601.09	506,768.14	549,000.87	0.00	0.00	1,055,769.01	186,680,832.95

X-A	200474BD5	4.569235%	1,070,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	200474AA2	0.000000%	173,049,000.00	30,427,966.07	0.00	0.00	0.00	0.00	0.00	29,921,197.93
X-C	200474AC8	1.702235%	70,656,000.00	70,656,000.00	0.00	100,227.58	0.00	0.00	100,227.58	70,656,000.00
Notional SubTotal			1,314,584,000.00	101,083,966.07	0.00	100,227.58	0.00	0.00	100,227.58	100,577,197.93

Deal Distribution Total					506,768.14	649,228.45	0.00	0.00	1,155,996.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	200474AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	200474AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	200474AZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	200474BB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	200474BC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	200474BE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	200474BF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	200474BH6	462.69830708	7.70609379	1.76181427	0.00000000	0.00000000	0.00000000	0.00000000	9.46790806	454.99221328
D	200474AE4	1,000.00000000	0.00000000	2.38916667	0.00000000	0.00000000	0.00000000	0.00000000	2.38916667	1,000.00000000
E	200474AG9	1,000.00000000	0.00000000	3.80769549	0.00000000	0.00000000	0.00000000	0.00000000	3.80769549	1,000.00000000
F	200474AJ3	1,000.00000000	0.00000000	3.80769588	0.00000000	0.00000000	0.00000000	0.00000000	3.80769588	1,000.00000000
G	200474AL8	1,000.00000000	0.00000000	3.80769527	0.00000000	0.00000000	0.00000000	0.00000000	3.80769527	1,000.00000000
H	200474AN4	512.20550491	0.00000000	0.56747808	1.38284462	48.64056722	0.00000000	0.00000000	0.56747808	512.20550491
V	200474AQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	200474AS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	200474AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	200474BD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	200474AA2	175.83439413	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	172.90592797
X-C	200474AC8	1,000.00000000	0.00000000	1.41852893	0.00000000	0.00000000	0.00000000	0.00000000	1.41852893	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	115,860.43	0.00	115,860.43	0.00	0.00	0.00	115,860.43	0.00
D	07/01/26 - 07/30/26	30	0.00	168,808.96	0.00	168,808.96	0.00	0.00	0.00	168,808.96	0.00
E	07/01/26 - 07/30/26	30	0.00	128,696.30	0.00	128,696.30	0.00	0.00	0.00	128,696.30	0.00
F	07/01/26 - 07/30/26	30	0.00	54,187.32	0.00	54,187.32	0.00	0.00	0.00	54,187.32	0.00
G	07/01/26 - 07/30/26	30	0.00	55,379.12	0.00	55,379.12	0.00	0.00	0.00	55,379.12	0.00
H	07/01/26 - 07/30/26	30	2,170,919.59	89,593.69	0.00	89,593.69	63,524.95	0.00	0.00	26,068.74	2,234,444.54
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/26 - 07/30/26	30	0.00	100,227.58	0.00	100,227.58	0.00	0.00	0.00	100,227.58	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,170,919.59	712,753.40	0.00	712,753.40	63,524.95	0.00	0.00	649,228.45	2,234,444.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	200474BE3	N/A	74,712,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	200474BF0	N/A	107,287,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	200474BH6	4.569235%	65,762,000.00	30,427,966.07	506,768.14	115,860.43	0.00	0.00	622,628.57	29,921,197.93
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			247,761,000.03	30,427,966.07	506,768.14	115,860.43	0.00	0.00	622,628.57	29,921,197.93

Exchangeable Certificate Details
PEZ	200474BG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	200474BG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	1,155,996.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	714,901.34	Master Servicing Fee	1,244.81
Interest Reductions due to Nonrecoverability Determination	(32,636.74)	Certificate Administrator Fee	515.81
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	80.59
ARD Interest	0.00	Operating Advisor Fee	274.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	682,264.60	Total Fees	2,115.23

Principal		Expenses/Reimbursements
Scheduled Principal	236,943.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,920.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	269,824.39	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	506,768.14	Total Expenses/Reimbursements	30,920.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	649,228.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	506,768.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,155,996.59
Total Funds Collected	1,189,032.74	Total Funds Distributed	1,189,032.73

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	187,187,601.09	187,187,601.09	Beginning Certificate Balance	187,187,601.09
(-) Scheduled Principal Collections	236,943.75	236,943.75	(-) Principal Distributions	506,768.14
(-) Unscheduled Principal Collections	269,824.39	269,824.39	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	186,680,832.95	186,680,832.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	187,863,351.34	187,863,351.34	Ending Certificate Balance	186,680,832.95
Ending Actual Collateral Balance	187,356,583.20	187,356,583.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	4,220,812.63	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	4,220,812.63	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	1	7,595,335.77	4.07%	(79)	4.9900	0.500000
7,500,000 to 14,999,999	1	7,595,335.77	4.07%	(79)	4.9900	0.500000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	1	62,783,935.61	33.63%	(20)	4.4000	1.530000
25,000,000 to 49,999,999	3	116,301,561.57	62.30%	(10)	4.4185	2.283186	1.55 to 1.99	2	72,746,561.57	38.97%	(19)	4.2200	1.860000
50,000,000 to 74,999,999	1	62,783,935.61	33.63%	(20)	4.4000	1.530000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	1	43,555,000.00	23.33%	5	4.7500	2.990000
Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	3	11,195,813.17	6.00%	(19)	4.2200	1.860000
							Mixed Use	1	43,555,000.00	23.33%	5	4.7500	2.990000
California	1	62,783,935.61	33.63%	(20)	4.4000	1.530000
							Office	1	62,783,935.61	33.63%	(20)	4.4000	1.530000
Indiana	3	14,259,720.13	7.64%	(19)	4.2200	1.860000
							Retail	18	80,341,897.34	43.04%	(25)	4.2928	1.731429
Iowa	2	8,493,418.72	4.55%	(19)	4.2200	1.860000
							Totals	20	186,680,832.95	100.00%	(16)	4.4355	1.957325
Kansas	2	8,732,831.71	4.68%	(19)	4.2200	1.860000
Missouri	3	13,904,738.03	7.45%	(19)	4.2200	1.860000
New York	1	7,595,335.77	4.07%	(79)	4.9900	0.500000
Ohio	1	4,377,726.37	2.35%	(19)	4.2200	1.860000
Tennessee	3	11,782,313.44	6.31%	(19)	4.2200	1.860000
Washington	1	43,555,000.00	23.33%	5	4.7500	2.990000
Totals	20	186,680,832.95	100.00%	(16)	4.4355	1.957325

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	3	135,530,497.18	72.60%	(19)	4.3034	1.707129	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	2	51,150,335.77	27.40%	(7)	4.7856	2.620259	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
								Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	186,680,832.95	100.00%	(16)	4.4355	1.957325	Interest Only	3	116,301,561.57	62.30%	(10)	4.4185	2.283186
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or less	2	70,379,271.38	37.70%	(26)	4.4637	1.418842
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	121 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
	Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	116,301,561.57	62.30%	(10)	4.4185	2.283186			No outstanding loans in this group
	13 to 24 months	2	70,379,271.38	37.70%	(26)	4.4637	1.418842
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	186,680,832.95	100.00%	(16)	4.4355	1.957325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	30294632	OF	Los Angeles	CA	Actual/360	4.400%	238,779.11	236,943.75	0.00	N/A	12/06/24	--	63,020,879.36	62,783,935.61	08/06/26
10	30308841	MU	Seattle	WA	Actual/360	4.750%	178,152.05	0.00	0.00	N/A	01/06/27	--	43,555,000.00	43,555,000.00	08/06/26
11	30308828	RT	Various	Various	Actual/360	4.220%	145,698.87	147,703.09	0.00	01/01/25	01/01/30	--	40,094,474.69	39,946,771.60	08/01/26
14	30308829	RT	Various	Various	Actual/360	4.220%	119,634.57	122,121.30	0.00	01/01/25	01/01/30	--	32,921,911.27	32,799,789.97	08/01/26
34	30308852	RT	Woodside	NY	Actual/360	4.990%	0.00	0.00	0.00	N/A	01/06/20	--	7,595,335.77	7,595,335.77	03/06/20
Totals							682,264.60	506,768.14	0.00				187,187,601.09	186,680,832.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	0.00	0.00	--	--	05/06/26	0.00	0.00	0.00	0.00	15,716.43	0.00
10	6,119,254.27	1,587,413.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,401,726.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,800,565.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	307,787.68	0.00	--	--	12/08/25	0.00	34,932.14	0.00	0.00	276,834.48	0.00
Totals	12,629,333.95	1,587,413.76				0.00	34,932.14	0.00	0.00	292,550.91	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30308828	147,703.09	Partial Liquidation (Curtailment)	0.00	0.00
14	30308829	122,121.30	Partial Liquidation (Curtailment)	0.00	0.00
Totals		269,824.39		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	2	269,824.39	0	0.00	4.435521%	4.422199%	(16)
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	2	277,407.97	0	0.00	4.435166%	4.421840%	(15)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	3	2,767,843.01	0	0.00	4.434802%	4.421473%	(14)
05/12/26	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	275,757.22	0	0.00	4.434003%	4.420710%	(13)
04/10/26	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	265,614.81	0	0.00	4.433653%	4.420357%	(12)
03/12/26	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	290,980.22	0	0.00	4.433317%	4.420018%	(11)
02/12/26	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	263,859.49	0	0.00	4.432952%	4.419649%	(10)
01/12/26	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	262,904.13	0	0.00	4.432622%	4.419317%	(9)
12/12/25	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	3	2,770,734.43	0	0.00	4.432295%	4.418987%	(8)
11/13/25	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	260,971.94	0	0.00	4.431555%	4.418280%	(7)
10/10/25	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	268,871.16	1	98,290,000.00	4.431240%	4.417963%	(6)
09/12/25	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	2	259,053.54	0	0.00	4.076307%	4.063984%	(6)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
34	30308852	03/06/20	76	5	0.00	0.00	840,148.87	8,271,086.02	01/02/20	2			01/05/26
Totals					0.00	0.00	840,148.87	8,271,086.02

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		70,379,271	62,783,936	0		7,595,336
0 - 6 Months		43,555,000	43,555,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		72,746,562	72,746,562	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	186,680,833	179,085,497	0	0	0	7,595,336
Jul-26	187,187,601	179,592,265	0	0	0	7,595,336
Jun-26	187,708,762	180,113,426	0	0	0	7,595,336
May-26	190,702,297	117,116,637	0	0	65,990,325	7,595,336
Apr-26	191,210,959	183,615,623	0	0	0	7,595,336
Mar-26	191,700,536	184,105,200	0	0	0	7,595,336
Feb-26	192,238,995	184,643,659	0	0	0	7,595,336
Jan-26	192,725,037	185,129,701	0	0	0	7,595,336
Dec-25	193,209,284	185,613,949	0	0	0	7,595,336
Nov-25	196,199,597	188,604,261	0	0	0	7,595,336
Oct-25	196,670,811	119,007,459	0	0	70,068,016	7,595,336
Sep-25	295,447,690	287,852,354	0	0	0	7,595,336
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30294632	62,783,935.61	62,783,935.61	106,000,000.00	02/27/26	8,730,101.06	1.53000	11/30/24	12/06/24	221
11	30308828	39,946,771.60	39,946,771.60	62,030,000.00	--	3,371,465.33	1.86000	09/30/25	01/01/30	I/O
14	30308829	32,799,789.97	32,799,789.97	50,700,000.00	--	2,774,930.67	1.86000	09/30/25	01/01/30	I/O
34	30308852	7,595,335.77	8,271,086.02	9,400,000.00	10/02/25	289,605.68	0.50000	06/30/25	01/06/20	220
Totals		143,125,832.95	143,801,583.20	228,130,000.00		15,166,102.74

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30294632	OF	CA	12/10/24	1

7/6/2026 - Central Plaza (Property) consists of four, 12-story office buildings located along Wilshire Boulevard in Los Angeles. Three of the office buildings are positioned on the northern portion of the site with frontage along Wilshire Boulevard , while the fourth is set back from Wilshire Boulevard along Normandie Avenue. The loan transferred to special servicing on 12/10/2024 due to Maturity Default. On 8/1/2025 Torchlight closed a forbearance agreement with the Borrower, the deal terms are as follows: 1) Forbearance through December 6, 2025; 2) Principal Paydown: $9MM ($4.5MM from Borrower, $4.5MM from Rollover Reserve); 3) All loan payments were brought current and Borrower complied with cash management;

4) Two, 6-month extension options, each with a 0.5% fee and $2.5MM paydown. Borrower exercised their first extension option effective 12/5/2025 and subsequently exercised its second extension option effective 6/5/2026.

11	30308828	RT	Various	03/10/26	98

7/6/2026 - Loan is secured by 9 single-tenant retail properties fully occupied by Walgreens located across Indiana, Tennessee and Missouri. Loan is currently in a Cash Sweep Event due to an ARD Trigger Event. The Cash Sweep Event will not cure as t he Borrower does not have the right to cure any Cash Sweep Event caused by an ARD Trigger Event. Loan transferred to SS effective 3/10/26 due to non-monetary default. Special Servicer has engaged counsel and will initiate contact with the Borrower and engage on a PNA.

14	30308829	RT	Various	03/10/26	98

7/6/2026 - Loan is secured by 8 single-tenant retail properties fully occupied by Walgreens. Properties are located in 4 states across the Midwest and South and are all stand-alone retail buildings with Parking. Loan is currently in a Cash Sweep

Event due to an ARD Trigger Event. The Cash Sweep Event will not cure as the Borrower does not have the right to cure any Cash Sweep Event caused by an ARD Trigger Event. Loan transferred to SS effective 3/10/26 due to non-monetary default related to unpermitted transfers of interests and lack of lender notice related to condemnations and easements. Special Servicer has engaged counsel and will initiate contact with the Borrower and engage on a PNA.

34	30308852	RT	NY	01/02/20	2
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30308837	0.00	4.27700%	0.00	4.27700%	10	09/06/24	09/06/24	10/02/24
15	30308843	24,694,899.52	3.90000%	24,694,899.52	3.90000%	8	09/15/20	09/06/20	09/25/20
19	30308826	25,500,000.00	4.20000%	25,500,000.00	4.20000%	8	06/08/20	06/05/20	06/08/20
19	30308826	0.00	4.20000%	0.00	4.20000%	8	09/03/21	09/27/21	10/06/21
24	30308846	17,298,867.43	4.87000%	17,298,867.43	4.87000%	8	06/02/20	06/06/20	06/07/20
49	30308862	0.00	4.70000%	0.00	4.70000%	10	12/06/24	12/06/24	01/08/25
Totals		41,993,766.95		41,993,766.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30308838	10/10/25	98,290,000.00	322,500,000.00	15,444,508.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
8	30308840	08/12/25	43,045,240.90	43,300,000.00	34,991,461.41	1,537,650.31	32,642,660.32	31,105,010.01	11,940,230.89	0.00	(9,014.30)	11,949,245.19	23.89%
21	30308830	04/12/22	19,760,213.92	23,100,000.00	22,652,380.46	4,597,368.57	22,652,380.46	18,055,011.89	1,705,202.03	0.00	(29,551.52)	1,734,753.55	7.64%
33	30308851	10/13/21	9,219,342.53	11,000,000.00	8,667,921.56	299,536.02	8,667,921.56	8,368,385.54	850,956.99	0.00	(1,399.56)	852,356.55	8.52%
41	30308857	12/12/24	6,300,000.00	9,000,000.00	50,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
51	30308864	06/12/20	4,226,239.04	4,400,000.00	2,064,612.84	1,530,461.08	2,064,612.84	534,151.76	3,692,087.28	0.00	41,010.22	3,651,077.06	79.63%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			180,841,036.39	413,300,000.00	83,871,717.99	7,965,015.98	66,027,575.18	58,062,559.20	18,188,477.19	0.00	1,044.84	18,187,432.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30308838	10/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	30308840	05/12/26	0.00	0.00	11,949,245.19	0.00	0.00	515.00	0.00	0.00	11,949,245.19
		04/10/26	0.00	0.00	11,948,730.19	0.00	0.00	5,612.00	0.00	0.00
		10/10/25	0.00	0.00	11,943,118.19	0.00	0.00	2,887.30	0.00	0.00
		08/12/25	0.00	0.00	11,940,230.89	0.00	0.00	11,940,230.89	0.00	0.00
21	30308830	12/12/22	0.00	0.00	1,734,753.55	0.00	0.00	8,171.18	0.00	0.00	1,734,753.55
		11/14/22	0.00	0.00	1,726,582.37	0.00	0.00	11,620.50	0.00	0.00
		06/10/22	0.00	0.00	1,714,961.87	0.00	0.00	9,759.84	0.00	0.00
		04/12/22	0.00	0.00	1,705,202.03	0.00	0.00	1,705,202.03	0.00	0.00
33	30308851	05/12/25	0.00	0.00	852,356.55	0.00	0.00	2,662.00	0.00	0.00	852,356.55
		06/12/24	0.00	0.00	849,694.55	0.00	0.00	1,832.50	0.00	0.00
		07/12/22	0.00	0.00	847,862.05	0.00	0.00	(156.00)	0.00	0.00
		06/10/22	0.00	0.00	848,018.05	0.00	0.00	(15,634.89)	0.00	0.00
		03/11/22	0.00	0.00	863,652.94	0.00	0.00	12,695.95	0.00	0.00
		10/13/21	0.00	0.00	850,956.99	0.00	0.00	850,956.99	0.00	0.00
41	30308857	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	30308864	03/11/22	0.00	0.00	3,651,077.06	0.00	0.00	(1,000.00)	0.00	0.00	3,651,077.06
		02/12/21	0.00	0.00	3,652,077.06	0.00	0.00	6,296.50	0.00	0.00
		12/11/20	0.00	0.00	3,645,780.56	0.00	0.00	(46,306.72)	0.00	0.00
		06/12/20	0.00	0.00	3,692,087.28	0.00	0.00	3,692,087.28	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,187,432.35	0.00	0.00	18,187,432.35	0.00	0.00	18,187,432.35

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	13,566.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	8,631.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	7,087.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,635.11	0.00	0.00	0.00	0.00	32,636.74	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,920.91	0.00	0.00	0.00	0.00	32,636.74	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,557.65

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Supplemental Notes
None

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